OTHER INCOME AND EXPENSES - Schedule of Other Income (Expense) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Impairment of LPB related assets			$ (1,076,258)	$ 0
Equity loss in affiliates	$ (266,903)		(2,049,070)	(2,131)
Tonogold reimbursement of Pelen LLC acquisition costs			0	234,944
Change in fair value of Tonogold preferred shares			0	(2,544,000)
Change in fair value Tonogold note receivable	(605,000)	$ 1,008,000	(418,500)	(642,997)
Tonogold note receivable amendment fee income	14,652	262,500	362,500	0
Writedown of uncollectible receivable			(300,000)	0
Recognition of grant from CARES Act PPP loan			0	261,170
LINICO dividend income			426,763	0
Other	(23,556)	22,945	75,202	425,185
Total other income (expense)	$ (1,130,807)	$ 999,491	$ (2,979,363)	$ (2,267,829)